Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 718,684	$ 734,747
Restricted cash	34,274	2,718
Trade accounts receivable, net of allowance for doubtful receivables (Note 2)	297,059	416,104
Other current assets (Note 5)	29,924	84,533
Total current assets	1,079,941	1,238,102
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 6)	545,469	394,852
Drilling units, machinery and equipment, net (Note 7)	2,438,292	6,336,892
Total fixed assets, net	2,983,761	6,731,744
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 2)	20,008	10,020
Financial instruments (Note 10)	0	3,494
Other non-current assets (Note 8)	7,834	36,860
Total non-current assets, net	27,842	50,374
Total assets	4,091,544	8,020,220
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 9)	640,557	56,725
Due to related parties (Note 4)	7,231	0
Accounts payable and other current liabilities	53,891	104,029
Accrued liabilities	86,750	118,231
Deferred revenue	23,582	113,548
Financial instruments (Note 10)	0	8,931
Total current liabilities	812,011	401,464
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 9)	3,247,216	4,271,743
Financial instruments (Note 10)	0	2,743
Deferred revenue	19,615	66,643
Other non-current liabilities	1,952	2,862
Total non-current liabilities	3,268,783	4,343,991
COMMITMENTS AND CONTINGENCIES (Note 17)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2015 and 2016, nil issued and outstanding at December 31, 2015 and 2016, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2015 and 2016, 160,888,606 shares issued and outstanding at December 31, 2015 and 2016 (Note 11)	1,609	1,609
Treasury stock ; 22,222,222 shares at $0.01 par value as at December 31, 2015 and 78,301,755 shares at $0.01 par value at December 31, 2016 (Note 4 and Note 11)	(783)	(222)
Additional paid-in capital	3,524,426	3,572,549
Accumulated other comprehensive income/ (loss) (Note 12)	3,346	(22,841)
Accumulated deficit	(3,517,848)	(276,330)
Total stockholders' equity	10,750	3,274,765
Total liabilities and stockholders' equity	$ 4,091,544	$ 8,020,220